Concentration Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
Sep. 30, 2024
One Customer [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	12.60%
Four Customer [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	85.40%
Two Vendor [Member] | Revenue Benchmark [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	22.10%
One Vendor [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	28.70%